STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	May 28, 2021	Dec. 29, 2020	May 31, 2018	Feb. 28, 2016	Feb. 28, 2015	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2020
Common stock, par value						$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, authorized						1,250,000,000	1,250,000,000	1,250,000,000		1,250,000,000	1,000,000,000
Common stock, issued						908,029,038	865,564,371	908,029,038		865,564,371	177,629,939
Common stock, outstanding						908,029,038	865,564,371	908,029,038		865,564,371	177,629,939
Average Daily Trading Volume percentage								2.00%
Beneficial ownership equity								9.99%
Purchase Agreement percentage								85.00%
Subscription receivable						$ (3,265)		$ (3,265)
Common stock share acquisition								3,096,181
Note payable						$ 2,000		$ 2,000
Common stock offset								7,100
Common shares forgiven										16,667
Common stock reserved to pay off line of credit										2,000
Expenses								$ 0	$ 236,928
Preferred Stock , authorized						1,000,000,000	100,000,000	1,000,000,000		100,000,000	100,000,000
Preferred stock, par value							$ 0.001			$ 0.001	$ 0.001
Warrant expire								4 years 4 months 13 days		2 years
Derivative liabilities						$ 8,256,309	$ 5,265,139	$ 8,256,309		$ 5,265,139	$ 8,836,514
Stock-based compensation related to the stock options										0	$ 0
Total derivative liabilities						8,256,309	5,265,139	$ 8,256,309		$ 5,265,139
Cumulative Annual Dividends rate										0.00%
Common stock shares issue for service value							12,000,000			$ 54,000
Settle outstanding legal fees										$ 3,500
Common Stock Reservations [Member]
Reserve common Stock shares								1,000,000
Common stock shares for consideration								20,000,000
Shares reserved for securities								250,000,000
General treasury								76,000,000
Warrants [Member]
Warrant expire								5 years
Derivative liabilities						35,609		$ 35,609
Total derivative liabilities						$ 8,256,309		$ 8,256,309
Warrants outstanding						3,333,333		3,333,333
Warrant purchase								3,333,333
Warrant common shares								3,333,333
TPT Strategic [Member]
Statement of operations						$ (11,987)		$ 17,066
Non-controlling interest ownership										0.06%
Non-controlling interest liabilities							$ 219,058			$ 219,058
License agreement amount										$ 3,500,000
Non-controlling interests Description										the Company owns 94%, 75% and 78%, respectively.
TPT MedTech [Member]
Restricted common stock shares								4,450,000
Common stock fair value shares								300,000
Statement of operations								$ 16,200
TPT MedTech common share								4,150,000
TPT MedTech common share, amount								$ 275,975
CEO [Member]
Purchased Series D Preferred Share, amount								$ 183,244
Purchased Series D Preferred Share								36,649
QuikLAB [Member]
Statement of operations						13,925		$ 54,148
Investment						460,000		$ 460,000
Owning percentage								20.00%
Ownership percentage								80.00%
QuikLAB 1 [Member]
Investment						100,000		$ 100,000
General John Wharton
Common stock shares issue for service								3,000,000
Common stock shares issue for service value								$ 42,600
Mr. Littman
Common stock reserved to pay off line of credit								7,500,000
Common stock shares issue for service								6,214,667
Accounts payable						185,107		$ 185,107
Statement of operations expenses						7,100		$ 220,936
White Lion Capital LLC [Member] | Purchase Agreement [Member]
Common stock reserved to pay off line of credit								29,000,000
Common Stock Purchase Agreement	$ 5,000,000
Aggregate purchase								$ 5,000,000
Received proceeds								$ 610,502
Arkady Shkolnik and Reginald Thomas [Member]
Restricted common stock shares								5,000,000
Received								$ 25,000
Restricted common stock shares, amount								692,500
Cash payment								25,000
Accrued accounts payable						290,500		$ 290,500
Mr. Thomas
Preferred Stock , authorized							1,000,000,000			1,000,000,000
Restricted common stock shares								1,000,000
Received								$ 10,000
Restricted common stock shares, amount								120,000
Cash payment								10,000
Accrued accounts payable						$ 105,000		105,000
Michael A Littman Atty [Member]
Cash payment								$ 74,397
Common stock shares resale								7,500,000
Settle outstanding legal fees								$ 74,397
InnovaQor Inc [Member]
Common stock shares resale								7,500,000
Purchase outstanding shares								500,000
Purchase outstanding shares amount								$ 350,000
Series A Preferred Stock
Common stock, par value				$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred Stock , authorized					100,000,000	1,000,000	1,000,000	1,000,000		1,000,000	1,000,000
Preferred Stock, issued					1,000,000	1,000,000	1,000,000	1,000,000		1,000,000	1,000,000
Preferred Stock, outstanding					1,000,000	1,000,000	1,000,000	1,000,000		1,000,000	1,000,000
Option per shares				$ 100
Compensation expense					$ 3,117,000
A Preferred Stock percentage				60.00%
A Preferred Stock percentage Two				60.00%
A Preferred Stock voting rights percentage				80.00%
Series B Preferred Stock
Common stock, par value					$ 0.001	$ 0.001		$ 0.001
Preferred Stock , authorized					3,000,000	3,000,000	3,000,000	3,000,000		3,000,000	3,000,000
Preferred Stock, issued					2,588,693	2,588,693	2,588,693	2,588,693		2,588,693	2,588,693
Preferred Stock, outstanding					2,588,693	2,588,693	2,588,693	2,588,693		2,588,693	2,588,693
Preferred Stock share price					$ 2.00
Conversion price					2.00
Series C Preferred Stock
Common stock, par value			$ 0.001		$ 0.001	$ 0.001		$ 0.001
Preferred Stock , authorized			3,000,000			3,000,000	3,000,000	3,000,000		3,000,000	3,000,000
Preferred Stock, issued			0			0	0	0		0	0
Preferred Stock, outstanding			0			0	0	0		0	0
Preferred Stock share price			$ 2.00
Conversion price			$ 0.15
Convertible notes payable						$ 678,500		$ 678,500
Series D Preferred Stock
Common stock, par value						$ 0.001		$ 0.001				$ 0.001
Preferred Stock , authorized						10,000,000	20,000,000	10,000,000		20,000,000	20,000,000	100,000,000
Preferred Stock, issued						30,749	0	30,749		0	0	0
Preferred Stock, outstanding						30,749	0	30,749		0	0	0
Purchased Series D Preferred Share, amount								$ 233,244
Purchased Series D Preferred Share								46,649
Cumulative Annual Dividends rate								6.00%
Average market percentage								80.00%
Divided rate per share								$ 5.00
Accrued unpaid dividends rate per shares								$ 5.00
Financing arrangements amount										$ 4,700,000
Exchange shares										940,800
Series D Preferred Stock Private Placement										$ 12,000,000
Rasing amount										12,000,000
Series D Preferred Stock | Noteholder [Member]
Note payable							$ 4,700,000			$ 4,700,000
Series A Preferred Stock | Mr. Littman | Purchase Agreement
Common stock reserved to pay off line of credit		7,500,000
Preferred Stock, outstanding									500,000